DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2017
DISCONTINUED OPERATIONS
Schedule of assets, liabilities, revenue and expenses have been reclassified as discontinued operations
For the year ended December 31, 2015
US$

Net revenues	16,832,352
Cost of revenues	(2,927,148)

Gross profit	13,905,204

Operating expenses	(50,212,995)

Loss from operations	(36,307,791)

Gain from disposal of Group Buying Entities	47,390,421
Interest income	1,904
Interest expense	-
Other expenses, net	(8,599)

Income before income tax	11,075,935
Provision for income tax	-

Income from discontinuing operations attributable to owners of the Company	11,075,935